RECENTLY ISSUED ACCOUNTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The change in presentation for the years ended December 31, 2017 and 2016 are as follows:

(in thousands of $)	As previously reported	Adjustments (decrease) increase	As adjusted
December 31, 2016
Administrative expenses	45,960	(8,658)	37,302
Project development expenses	—	8,658	8,658

December 31, 2017
Administrative expenses	50,334	(12,303)	38,031
Project development expenses	—	12,303	12,303
The adoption changed how restricted cash is reported in the consolidated statements of cash flows as follows for the twelve months ended December 31, 2017 and 2016:

(in thousands of $)	Cash flow line item	As previously reported	Adjustments decrease	As adjusted
December 31, 2016
OPERATING ACTIVITIES	Restricted cash and short-term deposits	47,834	(47,834)	—
INVESTING ACTIVITIES	Restricted cash and short-term deposits	22,928	(22,928)	—
FINANCING ACTIVITIES	Restricted cash and short-term deposits	(74,608)	74,608	—

As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net (decrease) increase in cash, cash equivalents and restricted cash		118,955	3,846	122,801
Cash, cash equivalents and restricted cash at beginning of period		105,235	412,182	517,417
Cash, cash equivalents and restricted cash at end of period		224,190	416,028	640,218

December 31, 2017
OPERATING ACTIVITIES	Restricted cash and short-term deposits	57,110	(57,110)	—
INVESTING ACTIVITIES	Restricted cash and short-term deposits	11,239	(11,239)	—
FINANCING ACTIVITIES	Restricted cash and short-term deposits	(50,136)	50,136	—

As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net (decrease) increase in cash, cash equivalents and restricted cash		(9,328)	(18,213)	(27,541)
Cash, cash equivalents and restricted cash at beginning of period		224,190	416,028	640,218
Cash, cash equivalents and restricted cash at end of period		214,862	397,815	612,677